Risk Management - Schedule of Maturity of Financial Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Carrying value of deposits from Bank clients	$ 21,616	$ 22,507	$ 20,720
Fair value of deposits from Bank clients	$ 21,518
Level 2 [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Carrying value of deposits from Bank clients		22,507
Fair value of deposits from Bank clients		$ 22,271